Prepaid Expenses and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses And Other Assets
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following (in $000s):
	June 30,	December 31,
	2026	2025
Prepayments	38	6
Other current assets	95	104
	$133	$110

The following is a summary of prepaid expenses and other current assets at December 31, 2025 and 2024 (in thousands):

	December 31,	December 31,
	2025	2024
Prepayments	6	212
Other current assets	104	325
	$110	$537